CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) [Abstract]
Shipping revenues		$ 130,322	$ 108,227	$ 413,783	$ 283,860
Other revenues	[1]	1,243	1,711	3,397	2,392
Total revenues		131,565	109,938	417,180	286,251
Gain on sale of vessels		0	6,829	0	19,513
Operating expenses
Voyage expenses		(41,235)	(52,882)	(117,896)	(135,721)
Vessel operating expenses		(18,608)	(17,578)	(56,711)	(53,873)
Depreciation and amortization		(28,326)	(30,198)	(80,427)	(95,563)
General and administrative expenses		(4,303)	(3,867)	(13,455)	(14,125)
Total operating expenses		(92,472)	(104,525)	(268,490)	(299,282)
Operating (loss)/ income		39,093	12,242	148,691	6,482
Share of profit from associated companies		0	0	0	1,327
Interest income		1,213	80	3,577	191
Interest expense		(8,789)	(6,938)	(23,868)	(19,735)
Fair value gain/(loss) on derivative financial liabilities		0	2,788	(504)	14,927
Other financial (expense)/income		(413)	(469)	(1,385)	(2,555)
Profit/(loss) before tax		31,104	7,703	126,512	637
Income tax expense		(137)	(246)	(422)	(477)
Profit/(loss) after tax		30,967	7,457	126,089	161
Attributable to owners of non-controlling interest		208	425	97	665
Attributable to the owners of parent		$ 30,759	$ 7,031	$ 125,993	$ (505)
Basic earnings/(loss) per share (in dollars per share)		$ 0.19	$ 0.04	$ 0.77	$ 0
Diluted earnings/(loss) per share (in dollars per share)		$ 0.19	$ 0.04	$ 0.77	$ 0
Weighted average number of shares (basic) (in shares)		161,735,939	162,867,756	162,575,803	165,380,297
Weighted average number of shares (diluted) (in shares)		161,902,025	163,058,844	162,743,441	165,380,297

[1]	Other revenues mainly relate to technical management services provided.